Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	2023		2022	2021

Cash on hand in banks	Ps.	383,114	367,076	951,092

Time deposits		166,616	448,568	224,106

	Ps.	549,730	815,644	1,175,198